Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of income tax computed at statutory tax rates to income tax expense (recovery), using a 25.8% (2012 – 25.0%) statutory tax rate, is:

	December 31,	December 31,
	2013	2012

Tax recovery at Canadian statutory income tax rates	$1,229	$(4,579)
Change in valuation allowance	405	4,001
Permanent and other differences	(185)	562
Tax rate differences	(1,347)	16

Income tax expense	$102	$-

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The components of earnings (loss) before income taxes consist of the following:
	2013	2012

Canadian	$12,245	$(18,315)
Foreign	(7,370)	-

Income (loss) before income taxes	$4,875	$(18,315)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets and liabilities are shown below:

	December 31,	December 31,
	2013	2012

Deferred tax assets:
Tax loss carryforwards	$70,054	$60,784
Research and development deductions and credits	14,748	14,198
Tax values of depreciable assets in excess of accounting values	2,485	2,871
Share issue costs and other	517	38

Total deferred tax assets	87,804	77,891

Valuation allowance	(87,804)	(77,891)

Total deferred tax assets	-	-

Deferred tax liabilities	-	-

Net tax asset	$-	$-

Investment Tax Credits and Non-Capital Losses [Table Text Block]
The investment tax credits and non-capital losses for income tax purposes expire as follows:

	Investment	Non-capital
	tax credits	losses

2015	$352	$12,652
2016	1,064	8,475
2017	975	3,861
2018	158	39,375
2019	501	7,392
Thereafter	15,404	220,999

	$18,454	$292,754